SEGMENT INFORMATION (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014
Segment Reporting Information [Line Items]
Net revenue		$ 689	[1]	$ 2,066
Expenses		(11,181)		(17,751)
Operating Loss		(10,492)		(15,685)
Other income		75		32
Interest Income		15		35
Net (loss) income		(10,402)		(15,618)
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Net revenue		0	[1]	0
Expenses		(6,286)		(8,752)
Operating Loss		(6,286)		(8,752)
Other income		75		32
Interest Income		15		35
Net (loss) income		(6,196)		(8,685)
Litigation and Enforcement [Member]
Segment Reporting Information [Line Items]
Net revenue		1,662	[1]	2,066
Expenses		(2,872)		(6,505)
Operating Loss		(1,210)		(4,439)
Other income		0		0
Interest Income		0		0
Net (loss) income		(1,210)		(4,439)
Innovation [Member]
Segment Reporting Information [Line Items]
Net revenue	[1]	(973)		0
Expenses	[1]	(2,023)		(2,494)
Operating Loss	[1]	(2,996)		(2,494)
Other income	[1]	0		0
Interest Income	[1]	0		0
Net (loss) income	[1]	$ (2,996)		$ (2,494)

[1]	Includes $439 of revenue from related party in connection with work subcontracted to us from a third party.